File No. 333-134982

811-1978

Securities and Exchange Commission

Washington, D.C. 20549

Form N-4

☒	Registration Under the Securities Act of 1933

☐	Pre-Effective Amendment Number

☒	Post Effective Amendment Number 18

And/or

☒	Registration Statement Under the Investment Company Act of 1940

☒	Amendment No. 19

Ohio National Variable Account A

(Exact Name of Registrant)

The Ohio National Life Insurance Company

(Name of Depositor)

One Financial Way

Montgomery, Ohio 45242

(Address of Depositor’s Principal Executive Offices)

(513) 794-6100

(Depositor’s Telephone Number, including Area Code)

Kimberly A. Plante, Senior Associate Counsel

The Ohio National Life Insurance Company

P.O. Box 237

Cincinnati, Ohio 45201

(Name and Address of Agent for Service)

Copy to:

Richard T. Choi

Jorden Burt LLP

1025 Thomas Jefferson Street, NW, Suite 400 East

Washington, DC 20007-5208

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on December 22, 2011 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) of Rule 485

☐	on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 18 is to delay the effective date of Post-Effective Amendment No. 17, which was filed on October 24, 2011 and was initially scheduled to become effective on November 23, 2011. The Parts A, B, and C of Post-Effective Amendment No. 17 are hereby incorporated by reference.

Signatures

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account A certifies that it has caused this post-effective amendment to the registration statement to be filed and signed on its behalf in the City of Montgomery and the State of Ohio on this 22nd day of November, 2011.

Ohio National Variable Account A (Registrant)
By:	The Ohio National Life Insurance Company (Depositor)

By:	/s/ Kristal E. Hambrick
Kristal E. Hambrick, Senior Vice President and Chief Product Officer

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 22nd day of November, 2011.

The Ohio National Life Insurance Company (Depositor)

By:	/s/ Kristal E. Hambrick
Kristal E. Hambrick, Senior Vice President and Chief Product Officer

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gary T. Huffman Gary T. Huffman	Chairman, President, Chief Executive Officer and Director (Principal Executive Officer)	November 22, 2011

*/s/ Jack E. Brown Jack E. Brown	Director	November 22, 2011

*/s/ Victoria B. Buyniski Gluckman Victoria B. Buyniski Gluckman	Director	November 22, 2011

*/s/ Joseph A. Campanella Joseph A. Campanella	Director	November 22, 2011

*/s/ Thomas G. Cody Thomas G. Cody	Director	November 22, 2011

*/s/ Ronald J. Dolan Ronald J. Dolan	Director	November 22, 2011

John W. Hayden	Director

*/s/ James F. Orr James F. Orr	Director	November 22, 2011

*John R. Phillips John R. Phillips	Director	November 22, 2011

/s/ Arthur J. Roberts Arthur J. Roberts	Senior Vice President and Chief Financial Officer (Principal Financial and Accounting Officer)	November 22, 2011

J. Michael Schlotman	Director

*By:	Therese S. McDonough
Therese S. McDonough, Attorney in Fact pursuant to Powers of Attorney filed herewith